Pensions and Other Post-employment Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of employee benefits [Abstract]
Disclosure of net benefit obligation

Defined Benefit Obligation	DB Pension Plan		OPEB Plans
($ millions)	2017	2016	2017	2016
Beginning of year	178	177	213	180
Current service cost	1	1	15	13
Interest cost	4	6	8	7
Benefits paid	(9)	(11)	(4)	(3)
Settlements	(140)	—	—	—
Increase due to business combinations(1)	34	—	—	—
Remeasurements
Actuarial (gain) loss – experience	3	(1)	—	(1)
Actuarial loss – financial assumptions	5	6	12	17
End of year	76	178	244	213

(1)	The Superior Refinery DB pension plan was transferred from Calumet GP. LLC to Husky Energy Inc. effective November 2017. Please refer to Note 9 for business combination.

Fair Value of Plan Assets	DB Pension Plan		OPEB Plans
($ millions)	2017	2016	2017	2016
Beginning of year	183	181	—	—
Contributions by employer	6	2	—	—
Benefits paid	(9)	(11)	—	—
Interest income	4	6	—	—
Return on plan assets greater than discount rate	4	5	—	—
Settlements	(148)	—	—	—
Increase due to business combinations(1)	27	—	—	—
End of year	67	183	—	—

(1)	The Superior Refinery DB pension plan was transferred from Calumet GP. LLC to Husky Energy Inc. effective November 2017. Please refer to Note 9 for business combination.

Funded status	DB Pension Plan		OPEB Plans
($ millions)	2017	2016	2017	2016
Net asset (liability)	(9)	5	(244)	(213)

Disclosure of pension plan assets
The composition of the DB Pension Plan assets at December 31, 2017 and 2016 was as follows:

DB Pension Plan Assets
(percent)	Target allocation range	2017	2016
Money market type funds	—	0.2	0.6
Equity securities	—	—	43.8
Debt securities	100	99.8	55.6

Disclosure of a defined benefit amount recognized in net earnings and OCI
The following table summarizes amounts recognized in net earnings and OCI for the DB Pension Plan and the OPEB Plans for the years ended December 31, 2017 and 2016:

	DB Pension Plan		OPEB Plans
($ millions)	2017	2016	2017	2016
Amounts recognized in net earnings
Current service cost	1	1	15	13
Past service cost	1	—	—	—
Net Interest cost	—	—	8	7
Settlement loss	8	—	—	—
Benefit cost	10	1	23	20
Remeasurements
Actuarial (gain) loss due to liability experience	3	(1)	—	(1)
Actuarial loss due to liability assumption changes	5	6	12	17
Gain on plan assets	(4)	(5)	—	—
Remeasurement effects recognized in OCI	4	—	12	16

Disclosure of actuarial assumptions and sensitivity analysis
The sensitivity of the defined benefit and OPEB obligation to changes in relevant actuarial assumption is shown below:

Sensitivity Analysis	DB Pension Plan		OPEB Plans
($ millions)	1% increase	1% decrease	1% increase	1% decrease
Discount rate	(9)	11	(41)	47
Health care cost trend rate	N/A	N/A	47	(36)
The following long-term assumptions were used to estimate the value of the defined benefit obligations, the plan assets and the OPEB Plans:

Assumptions	DB Pension Plan		OPEB Plans
(percent)	2017	2016	2017	2016
Discount rate for benefit expense and obligation	3.4 - 3.5	3.5 - 3.8	3.4 - 3.9	3.7 - 4.1
Rate of compensation expense	3.5	3.5	N/A	N/A